Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2018	2017
	Unaudited

Raw materials	$3,026	$3,621
Work in process	212	149
Finished goods	2,383	2,781

	5,621	6,551